INSTITUTIONAL
     FIDUCIARY
     TRUST

     Semi-Annual Report
     December 31, 1995

Franklin Institutional Adjustable U.S. Government Securities Fund

Franklin Institutional Adjustable Rate Securities Fund



Table of Contents
Franklin Institutional
Adjustable U.S. Government Securities Fund   Page 4
Seeks a high level of current income,
 consistent with lower volatility of principal.

Franklin Institutional
Adjustable Rate Securities Fund              Page 6
Seeks a high level of current income,
 with lower volatility
of principal than a fund that invests in fixed-rate securities.

For a current prospectus on one or more Franklin or Templeton funds, please contact a Franklin Templeton Institutional Services Representative, at 1-800/632-2000. A prospectus contains more complete information about a fund, including fees and expenses. Please be sure to read it carefully before investing money. To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                                                     January 26, 1996



Dear Shareholder,

We are pleased to bring you this semi-annual report for Franklin's Institutional Fiduciary Trust adjustable rate securities funds, covering the period ended December 31, 1995.

Franklin's Institutional Fiduciary Trust was developed specifically to meet the needs of institutional investors. Part of the $135 billion Franklin Templeton Group, the Trust consists of eight separate and distinct series. This report pertains to the two adjustable rate securities funds: Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund. Each fund is managed to maintain a relatively short average duration, and the objective for both funds is to seek a high level of current income, with lower volatility of principal.

In the second half of 1995, the Federal Reserve Board responded twice to fears of recession by lowering the federal funds rate, and the fixed income markets reacted favorably. Their improvement benefited the performance of the adjustable rate securities funds, although no one can predict what lies ahead for investors. Obviously, many changes can occur in a short time; however, our portfolio managers maintain a long-term perspective in managing the funds, and we encourage our shareholders to view their investments in a similar manner.

Thank you for your continued support of Franklin's Institutional Fiduciary Trust. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Charles B. Johnson
Chairman of the Board
Franklin's Institutional Fiduciary Trust



Overview of
the Economy

During the first six months of 1995, the U.S. economy experienced sluggish growth, and the Gross Domestic Product (GDP) rose at an average real rate of only 2.0%. In response to such slow growth, the Federal Reserve Board lowered the federal funds rate - the interest rate banks charge each other for overnight loans - from 6.00% to 5.75% on July 6th. Subsequently, the economy showed signs of reviving, and GDP for the third quarter grew at a more robust 4.2%.

Following this stronger-than-expected growth, however, the economy appeared to be losing momentum. The index of leading indicators declined steadily, while retail, home, and auto sales were weak, inventory levels remained high, and manufacturing activity slowed. Meanwhile, the Consumer Price Index and Producer Price Index, two primary indicators of inflation, suggested that there was little threat from inflation. As a result, on December 19th, the Federal Reserve Board again cut the federal funds rate by 25 basis points and countered the widespread perception that it would refrain from lowering rates until a federal budget compromise was reached.

While the fixed-income markets reacted favorably to falling interest rates over the six-month period, long-term trends indicate that the fixed-income markets may continue to rally. For example, a strong dollar should help restrain inflationary pressures through lower import prices, and monetary rules continue to show that the federal funds rate may be "restrictive" and could be lowered further in search of a more "neutral" position. These trends bode well for the bond market.



Note: On January 31, 1996, the Federal Reserve moved to cut interest rates following its Federal Open Market Committee meeting. The target federal funds rate was lowered 25 basis points to 5.25%, and the discount rate - the interest rate the district Federal Reserve banks charge member banks for short-term liquidity needs - was also lowered 25 basis points to 5.00%.


Tony Coffey is a portfolio manager for the Franklin Adjustable U.S. Government Securities Fund, Franklin Adjustable Rate Securities Fund, and the Franklin Valuemark Adjustable U.S. Government Fund. Mr. Coffey's area of expertise is mortgage-backed securities. Prior to joining Franklin, Mr. Coffey was an associate for Analysis Group, Inc., an economic consulting firm.

Mr. Coffey received a Bachelor of Arts degree in applied mathematics and economics from Harvard University and a Master of Business Administration degree from the University of California at Los Angeles. He is a Chartered Financial Analyst (CFA), and is a member of the Security Analysts of San Francisco and the Association for Investment Management and Research.



T. Anthony Coffey, CFA

Portfolio Manager

Franklin Institutional Adjustable
U.S. Government
Securities Fund

The Franklin Institutional Adjustable U.S. Government Securities Fund seeks a high level of current income, consistent with lower volatility of principal, by investing all of its assets in the U.S. Government Adjustable Rate Mortgage Portfolio (the Mortgage Portfolio), which has an investment objective identical to the Fund's. The Mortgage Portfolio, in turn, invests primarily in mortgage-backed securities created from pools of adjustable rate mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 Shown to the right is a breakdown of the issuing agencies for securities held in the Mortgage Portfolio as of December 31, 1995.

The Franklin Institutional Adjustable U.S. Government Securities Fund benefited from the reversal in interest rates over the six-month period. As the Federal Reserve Board began to ease in July, rates moved substantially lower. This development, in turn, caused prices of adjustable rate mortgage securities
(ARMS) to appreciate.

In general, ARMS performed well through most of 1995, although increased mortgage prepayments somewhat limited their appreciation. Lower interest rates, especially long-term rates, have created an incentive for homeowners to refinance from ARMs to fixed-rate mortgages and to lock in the lower rates. In an effort to reduce the negative impact such prepayments can have on the Fund, we have maintained an overweighting in seasoned, non-convertible ARMS, which are less likely to experience high levels of prepayments. We prefer indices that adjust rapidly, such as the Constant Maturity Treasury (CMT), over those that tend to lag market movements, such as the Eleventh District Cost of Funds
(COFI).

Entering 1996, we anticipate a continuation of the current, slower growth and low inflation. This should lead to stable or slightly lower interest rates and lower volatility, which should be beneficial to ARMS in general. We have actively positioned the Fund to perform well in such an environment. Our main concern is to maintain stability of principal along with a yield that is competitive with short-term alternatives.



    U.S. Government Adjustable
    Rate Mortgage Portfolio
    Composition by Issuing Agency
    December 31, 1995

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

1. Individual securities held by the Mortgage Portfolio, but not shares of the Franklin Institutional Adjustable U.S. Government Securities Fund, are guaranteed by the U.S. government, its agencies or instrumentalities, as to timely payment of principal and interest.

Performance Summary

The Franklin Institutional Adjustable U.S. Government Securities Fund's share price, as measured by net asset value, rose from $9.25 on June 30, 1995, to $9.31 on December 31, 1995.

The Fund continued to pursue its investment objective of providing high current income to its shareholders. For the six-month period ended December 31, 1995, the Fund paid monthly income distributions totaling 29.8 cents ($0.298) per share. Of course, dividends will vary based on the earnings of the Fund's underlying portfolio, and past distributions are not necessarily predictive of future trends.

At the end of the reporting period, the Fund's distribution rate was 6.58%, based on an annualization of the dividends distributed over the last 30 days of the period ($0.050377 per share) and the net asset value of $9.31 on December 31, 1995. The Fund provided a cumulative total return of +3.92% for the six-month period. Cumulative total return reflects the change in value of an investment, assuming reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results.


Performance Figures3

Periods ended December 31, 1995

                                 Since Inception
                         1-Year     (12/2/91)
Cumulative
Total Return:3          9.66%        15.07%
Average Annual
Total Return:4          9.66%         3.50%
30-Day Standardized Yield:5    6.16%
Distribution Rate:6            6.58%

2. Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its management fees and make payment of certain other expenses, which reduces expenses and increases the distribution rate, yield and total return to shareholders. Without these reductions, the Fund's distribution rate and total return would have been lower, and the yield would have been 5.71%. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.

3. Cumulative total return reflects the change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains.

4. Average annual total return represent the average annual change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains.

5. Yield, calculated as required by the SEC, is based on earnings of the Fund's underlying portfolio during the 30 days ended on the date shown.

6. Based on an annualization of the Fund's dividends for the 30-day period ($0.050377 per share) and the net asset value of $9.31 per share on December 31, 1995. Investment return and principal value fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.

Franklin Institutional
Adjustable Rate
Securities Fund

The Franklin Institutional Adjustable Rate Securities Fund seeks a high level of current income, with lower volatility of principal than a fund that invests in fixed-rate securities. The Fund seeks to achieve its objective by investing all of its assets in the Adjustable Rate Securities Portfolio, which in turn invests in adjustable rate securities, including adjustable rate mortgage securities
(ARMS) issued or guaranteed by private institutions or by U.S. government agencies.7# Investment in these securities has earned the fund a credit rating of Aa from Moody's Investors Service.8 Shown to the right is a list of the top five issuers for the securities held in the Adjustable Rate Securities Portfolio as of December 31, 1995.

Over the six-month period, the reversal of interest rates benefited the Franklin Institutional Adjustable Rate Securities Fund's performance. The restrictive policy and tightening actions to which the Federal Reserve had adhered through 1994 and early 1995 were designed to contain potential inflationary pressures. The accompanying rise in short-term rates led to sharp declines in ARM prices as coupon adjustments, limited by periodic caps, were unable to keep pace. As the effect of these tightenings took hold, however, economic growth slowed to non-inflationary levels. As a result, the Federal Reserve Board eased policy by cutting the federal funds rate in July and again in December of 1995. Interest rates responded by moving substantially lower, causing ARMS prices to appreciate as the securities adjusted to earlier rate hikes.

Although increased mortgage prepayments somewhat limited their appreciation, ARMS performed well through most of 1995. Lower interest rates, especially long-term rates, have created an incentive for homeowners to refinance from ARMS to fixed-rate mortgages and to lock in the lower rates. Striving to reduce the negative impact prepayments can have on the fund, we have maintained an overweighting in seasoned, non-convertible ARMS, which are less likely to experience high levels of prepayments. We prefer indices that adjust rapidly, such as the Constant Maturity Treasury (CMT), over those that tend to lag market movements, such as the Eleventh District Cost of Funds (COFI).

Going forward, we expect continued slow economic growth and low inflation. These conditions should result in stable or slightly lower interest rates and lower volatility, which, in turn, should be beneficial to ARM securities in general. We have actively positioned the Fund to perform well under such conditions. Our main concern is to maintain stability of principal along with a yield that is competitive with short-term alternatives.


Adjustable Rate Securities Portfolio
Top Five Issuers on December 31, 1995
                                  Percent of
Issuer                         Total Net Assets
1. Prudential Home                   25.8%
2. Resolution Trust Corp.            22.0%
3. Salomon                           10.5%
4. Residential Finance Corp.         10.0%
5. Homeowners                         5.3%

7. Individual securities held by the Adjustable Rate Securities Portfolio, but not shares of the Franklin Institutional Adjustable Rate Securities Fund, are guaranteed by private institutions, the U.S. government, its agencies or instrumentalities, as to timely payment of principal and interest.

8. The "Aa" rating reflects Moody's assessment of the investment quality of shares in the fund, which factors in the fund's investment objectives and policies, and the creditworthiness of the fund's investments and management. Funds rated Aa are judged to be of an investment quality similar to Aa-rated fixed-income obligations, which indicates the next best level of quality after Aaa. The rating does not consider the prospective performance of a fund with respect to appreciation, the volatility of net asset value, or yield, and it does not reflect approval by Moody's. The rating is subject to change.

Performance Summary

The Franklin Institutional Adjustable Rate Securities Fund's share price, as measured by net asset value, rose from $9.78 on June 30, 1995, to $9.86 on December 31, 1995.

The Fund continued to pursue its investment objective of providing a high level of current income by investing in an underlying portfolio of adjustable-rate securities. For the six months ended December 31, 1995, the fund paid monthly income distributions totaling 30.0 cents ($0.300) per share. Of course, dividends will vary based on the earnings of the underlying portfolio, and past distributions are not necessarily predictive of future trends.

At the end of the reporting period, the Fund's distribution rate was 6.32% based on an annualization of the dividend distributed over the last 30 days of the period ($0.051199 per share) and the net asset value of $9.86 per share on December 31, 1995. Of course, distributions will vary, depending on the earnings of the underlying portfolio, and past performance cannot guarantee future results.

The Fund posted a cumulative total return of +3.94% for the six-month period ended December 31, 1995. Cumulative total return reflects the change in value of an investment, assuming reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results.


Performance Figures9

Periods ended December 31, 1995
                                     Since
                                     Inception
                         1-Year      (1/3/92)
Cumulative
Total Return:10          8.91%        22.21%
Average Annual
Total Returns:11         8.91%         5.15%
30-Day Standardized Yield:12    6.31%
Distribution Rate:13            6.32%


9. Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its management fees and make payment of certain other expenses, which reduces expenses and increases the distribution rate, yield and total return to shareholders. Without these reductions, the Fund's distribution rate and total return would have been lower, and the yield would have been 5.84%. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.

10. Cumulative total return reflects the change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains.

11. Average annual total return reflects the average annual change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains.

12. Yield, calculated as required by the SEC, is based on earnings of the Fund's underlying portfolio during the 30 days ended on the date shown.

13. Based on an annualization of the Fund's dividends for the 30-day period ($0.051199 per share) and the net asset value of $9.86 per share on December 31, 1995. Investment return and principal value fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.











INSTITUTIONAL FIDUCIARY TRUST

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


                                                                                                                        Value
  Shares     Franklin Institutional Adjustable U.S. Government Securities Fund                                        (Note 1)
             Mutual Funds100.0%

 1,347,661   U.S. Government Adjustable Rate Mortgage Portfolio (Note 1) .......................................    $12,600,628
                                                                                                                ---------------
                   Total Investments (Cost $13,151,972)  100.0% ................................................     12,600,628
                   Liabilities in Excess of Other Assets, Net ..................................................         (5,135)
                                                                                                                ---------------
                   Net Assets 100.0% ...........................................................................    $12,595,493
                                                                                                                ===============


             At December 31, 1995, the net unrealized depreciation based on the cost of investments for income tax purposes of $13,517,332 was as follows:
               Aggregate gross unrealized appreciation for all investments in which there was an
              excess of value over tax cost ....................................................................            $--
               Aggregate gross unrealized depreciation for all investments in which there was an
             excess of tax cost over value .....................................................................       (916,704)
                                                                                                                ---------------
               Net unrealized depreciation .....................................................................   $   (916,704)
                                                                                                                ===============




The accompanying notes are an integral part of these financial statements.



INSTITUTIONAL FIDUCIARY TRUST

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


                                                                                                                        Value
 Shares    Franklin Institutional Adjustable Rate Securities Fund                                                     (Note 1)
           Mutual Funds 100.0%

 887,803   Adjustable Rate Securities Portfolio (Note 1) .........................................................   $8,753,741
                                                                                                                ---------------
                 Total Investments (Cost $8,878,375)  100.0% .....................................................    8,753,741
                 Liabilities in Excess of Other Assets, Net ......................................................       (3,496)
                                                                                                                ---------------
                 Net Assets 100.0% ...............................................................................   $8,750,245
                                                                                                                ===============


           At December 31, 1995, the net unrealized depreciation based on the cost of investments for income tax purposes of $8,887,584 was as follows:
             Aggregate gross unrealized appreciation for all investments in which there was an
            excess of value over tax cost ........................................................................          $--
             Aggregate gross unrealized depreciation for all investments in which there was an
            excess of tax cost over value ........................................................................     (133,843)
                                                                                                                ---------------
             Net unrealized depreciation .........................................................................  $  (133,843)
                                                                                                                ===============




The accompanying notes are an integral part of these financial statements.



INSTITUTIONAL FIDUCIARY TRUST

Financial Statements

Statements of Assets and Liabilities
December 31, 1995 (unaudited)

                                     Franklin
                                   Institutional   Franklin
                                  Adjustable U.S.Institutional
                                    Government  Adjustable Rate
                                  Securities FundSecurities Fund
                                    ----------    ----------
Assets:
 Investments:
  At identified cost                $13,151,972   $ 8,878,375
                                    ----------    ----------
  At value                           12,600,628     8,753,741
 Cash                                       595           419
                                    ----------    ----------
      Total assets                   12,601,223     8,754,160
                                    ----------    ----------
Liabilities:
 Payables:
  Administration fees                     4,124           408
  Shareholder servicing costs               357           339
 Accrued expenses and other
 liabilities                              1,249         3,168
                                    ----------    ----------
      Total liabilities                   5,730         3,915
                                    ----------    ----------
Net assets, at value                $12,595,493   $ 8,750,245
                                    ==========    ==========
Net assets consist of:
 Undistributed net investment
 income                                $ 27,457           $--
 Net unrealized depreciation on
 investments                           (551,344)     (124,634)
 Net realized loss from
 investments                        (30,102,382)   (1,921,444)
 Capital shares                      43,221,762    10,796,323
                                    ----------    ----------
Net assets, at value                $12,595,493   $ 8,750,245
                                    ==========    ==========
Shares outstanding                    1,353,222       887,485
                                    ==========    ==========
Net asset value per share                 $9.31         $9.86
                                    ==========    ==========




Statements of Operations
for the six months ended December 31, 1995 (unaudited)

                                       Franklin
                                  Institutional      Franklin
                                Adjustable U.S. Institutional
                                     GovernmentAdjustable Rate
                                Securities FundSecurities Fund
                                    ----------    ----------
Investment income:
 Dividends                            $ 530,065      $295,135
                                    ----------    ----------
Expenses:
 Administration fees (Note 5)             4,551         2,369
 Shareholder servicing costs
 (Note 5)                                   591           381
 Professional fees                        2,338         1,734
 Registration fees                        1,930         1,040
 Reports to shareholders                  1,663         1,274
 Directors' fees and expenses               837           446
 Rating service fees                        750           750
 Other expenses                             623           416
                                    ----------    ----------
      Total expenses                     13,283         8,410
                                    ----------    ----------
       Net investment income            516,782       286,725
                                    ----------    ----------
Realized and unrealized gain (loss)
 on investments:
  Net realized loss                  (1,328,386)      (27,639)
  Net unrealized appreciation         1,458,047       106,481
                                    ----------    ----------
  Net realized and unrealized gain
 on investments                         129,661        78,842
                                    ----------    ----------
  Net increase in net assets
 resulting from operations            $ 646,443      $365,567
                                    ==========    ==========


The accompanying notes are an integral part of these financial statements.



INSTITUTIONAL FIDUCIARY TRUST

Financial Statements (cont.)

Statements of Changes in Net Assets
for the six months ended December 31, 1995 (unaudited) and for the year ended June 30, 1995

                                                                                                               Franklin
                                                                       Franklin Institutional Adjustable Institutional Adjustable
                                                                        U.S. Government Securities Fund    Rate Securities Fund
                                                                             ---------------------       --------------------
                                                                           Six months       Year       Six months      Year
                                                                              ended         ended         ended        ended
                                                                            12/31/95      06/30/95      12/31/95     06/30/95
                                                                           ----------    ----------     ---------   ----------
Increase (decrease) in net assets:
 Operations:
  Net investment income.................................................     $ 516,782   $ 2,192,180    $ 286,725     $ 872,592
  Net realized loss from investments....................................    (1,328,386)   (2,295,273)     (27,639)     (772,268)
  Net unrealized appreciation on investments............................     1,458,047     1,324,517      106,481       646,566
                                                                           ----------    ----------     ---------   ----------
      Net increase in net assets resulting from operations..............       646,443     1,221,424      365,567       746,890
  Distributions to shareholders from net investment income..............      (531,757)   (2,210,136)    (286,725)     (872,592)
  Increase (decrease) in net assets from capital share transactions(Note 3)(12,539,140)  (25,729,342)      75,351   (22,476,738)
                                                                           ----------    ----------     ---------   ----------
      Net increase (decrease) in net assets.............................   (12,424,454)  (26,718,054)     154,193   (22,602,440)
Net assets:
 Beginning of period....................................................    25,019,947    51,738,001    8,596,052    31,198,492
                                                                           ----------    ----------     ---------   ----------
 End of period..........................................................   $12,595,493   $25,019,947   $8,750,245   $ 8,596,052
                                                                           ==========    ==========     =========   ==========
Undistributed net investment income included in net assets:
 Beginning of period....................................................      $ 42,432      $ 60,388          $--           $--
                                                                           ==========    ==========     =========   ==========
 End of period..........................................................      $ 27,457      $ 42,432          $--           $--
                                                                           ==========    ==========     =========   ==========


The accompanying notes are an integral part of these financial statements.


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INSTITUTIONAL FIDUCIARY TRUST

Notes to Financial Statements (unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is a diversified, open-end management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Trust currently consists of eight separate and distinct
Funds. These financial statements pertain to Franklin Institutional Adjustable
U.S. Government Securities Fund (the Adjustable U.S. Government Fund) and
Franklin Institutional Adjustable Rate Securities Fund (the Adjustable Rate
Securities Fund). Each of the Funds issues a separate series of the Trust's shares and maintains a totally separate and distinct investment portfolio.

The Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund (the
Funds) invest substantially all of their assets in the U.S. Government
Adjustable Rate Mortgage Portfolio (the Mortgage Portfolio) and the Adjustable
Rate Securities Portfolio (the Securities Portfolio), respectively. Both are no-load, open-end, diversified management investment companies having the same investment objective as the Adjustable U.S. Government Fund and the Adjustable
Rate Securities Fund. The unaudited financial statements of the Mortgage
Portfolio and the Securities Portfolio, including the Statements of Investments in Securities and Net Assets, are included elsewhere in this report and should be read in conjunction with the financial statements of the Adjustable U.S.
Government Fund and the Adjustable Rate Securities Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation

The Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund hold
Portfolio shares that are valued at their proportionate interest in the net assets of the Mortgage Portfolio and the Securities Portfolio (Portfolios), respectively. At December 31, 1995, the Adjustable U.S. Government Fund owns approximately 2% of the Mortgage Portfolio and the Adjustable Rate Securities
Fund owns 36% of the Securities Portfolio. The Portfolios' shares held by the Funds are valued at the net asset value of the Portfolios.

b. Income Taxes:

The Funds intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Funds from income and excise taxes. Each Fund is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Net investment income includes income, calculated on an accrual basis, amortization of original issue and market discount or premium, if any, and estimated expenses which are accrued daily. The total available for distributions is computed daily.

Distributions are normally declared each day the New York Stock Exchange is open for business, equal to the total available for distributions (as defined above), and are payable to shareholders of record as of the close of business the preceding day. Such distributions are automatically reinvested monthly in additional shares of these Funds at net asset value.

e. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

2. CAPITAL LOSS CARRYOVERS

At June 30, 1995, for tax purposes, the Funds had accumulated capital loss carryovers as follows:

                                       Adjustable U.S. Adjustable Rate
                                       Government Fund Securities Fund
                                          ------------     ----------
Capital loss carryovers
 expiring in: 2001....................     $ 6,444,126        $ 1,762
              2002....................      20,034,597      1,111,813
              2003....................       2,287,422        771,534
                                          ------------     ----------
                                           $28,766,145     $1,885,109
                                          ============     ==========

For tax purposes, the aggregate cost of securities and unrealized depreciation are higher than for financial reporting purposes at December 31, 1995 by $365,360 in the Adjustable U.S. Government Fund and by $9,209 in the Adjustable
Rate Securities Fund.


3. TRUST SHARES

At December 31, 1995, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in the Funds' shares for the six months ended December 31, 1995 and the year ended June 30, 1995 were as follows:

                                                                            Adjustable U.S. Government      Adjustable Rate
                                                                                  Securities Fund           Securities Fund
                                                                                -------------------       -------------------
                                                                               Shares       Amount       Shares       Amount
                                                                              --------    ----------    --------    ----------
Six months ended December 31, 1995
 Shares sold...............................................................     16,625      $ 154,561     226,777   $ 2,218,582
 Shares issued in reinvestment of distributions............................      8,186         76,036       2,244        22,028
 Shares redeemed........................................................... (1,375,892)   (12,772,605)   (220,521)   (2,165,259)
 Changes from exercise of exchange privilege:
  Shares sold..............................................................      2,965         27,481          --            --
  Shares redeemed..........................................................     (2,644)       (24,613)         --            --
                                                                              --------    ----------    --------    ----------
 Net increase (decrease)................................................... (1,350,760)  $(12,539,140)      8,500      $ 75,351
                                                                              ========    ==========    ========    ==========
Year ended June 30, 1995
 Shares sold...............................................................    407,666    $ 3,785,853     201,682   $ 1,956,062
 Shares issued in reinvestment of distributions............................     44,733        412,014      12,800       124,420
 Shares redeemed........................................................... (3,131,959)   (28,795,399) (2,501,030)  (24,288,084)
 Changes from exercise of exchange privilege:
  Shares redeemed..........................................................   (123,323)    (1,131,810)    (27,803)     (269,136)
                                                                              --------    ----------    --------    ----------
 Net decrease.............................................................. (2,802,883)  $(25,729,342) (2,314,351) $(22,476,738)
                                                                              ========    ==========    ========    ==========

4. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and sales of securities (excluding purchases and sales of short-term securities) for the six months ended December 31, 1995 were as follows:

                                                                                     Adjustable U.S. Government Adjustable Rate
                                                                                           Securities Fund      Securities Fund
                                                                                          -----------------      -------------
Purchases............................................................................             $14,662,084         $2,550,989
                                                                                          =================      =============
Sales................................................................................             $27,214,402         $2,473,345
                                                                                          =================      =============


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Under the terms of the administration agreement with the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund, Franklin Advisers, Inc. (Advisers) provides various administrative, statistical and other services, and receives fees computed monthly based on each Fund's average daily net assets at an annualized rate of 0.05 of 1%. The terms of the administration agreement provide that aggregate annual expenses of each Fund be limited to the extent necessary to comply with the limitations set forth in the laws, regulations and administrative interpretations of the states in which each Fund's shares are registered. For the period ended December 31, 1995, each Fund's expenses did not exceed these limitations.

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds pay costs on a per shareholder account basis. Such costs incurred for the period ended December 31,1995 were $591 and $381, of which $304 and $52 were paid to Investor Services, respectively.

Certain officers and trustees of the Trust are also officers and/or directors of Advisers and Investor Services, which are wholly-owned subsidiaries of Franklin Resources, Inc., and of the Mortgage Portfolio, and the Securities Portfolio.

6. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period by Fund are as follows:

                     Per Share Operating Performance                                         Ratios/Supplemental Data
          -----------------------------------------------------                          ---------------------------------
         Net Asset           Net Realized           Distributions Net Asset                        Ratio of    Ratio of
Period   Value at     Net    & Unrealized Total From   From Net   Value at           Net Assets at  Expenses   Net Income Portfolio
Ended    BeginningInvestment  Gain (Loss) Investment  Investment    End      Total  End of Period to Average  to Average  Turnover
June 30  of Period  Income   on SecuritiesOperations   Income    of Period Return++  (in 000's)  Net Assets3,5Net Assets   Rate

Franklin Institutional Adjustable U.S. Government Securities Fund:
19921     $10.00      .373          (.010)   .363          (.373)  $9.99   3.70%    $1,265,392     .35%+       6.24%+    62.79%
1993        9.99      .480          (.130)   .350          (.480)   9.86   4.01        861,311     .35         4.89      66.55
1994        9.86      .360          (.467)  (.107)         (.353)   9.40  (1.11)        51,738     .07         3.49      29.47
1995        9.40      .551          (.155)   .396          (.546)   9.25   4.41         25,020     .23         5.81      14.86
19954       9.25      .268           .090    .358          (.298)   9.31   3.92         12,595     .40+        5.72+     81.18

Franklin Institutional Adjustable Rate Securities Fund:
19922      10.00      .239           .040    .279          (.239)  10.04   2.82             --       --        7.13+       --
1993       10.04      .559            --     .559          (.559)  10.04   5.72         44,734       --        5.56      74.77
1994       10.04      .437          (.270)   .167          (.437)   9.77   1.65         31,198     .25         4.32     197.22
1995        9.77      .589           .010    .599          (.589)   9.78   6.35          8,596     .31         5.84      12.44
19954       9.78      .300           .080    .380          (.300)   9.86   3.94          8,750     .43+        6.11+     26.52

+Annualized.
++Total return measures the change in value of an investment  over the years  indicated.  It is not annualized.  It assumes reinvestment of dividends and capital gains, if any, at net asset value.
1For the period November 1, 1991 (effective date of registration) to June 30, 1992.
2For the period January 3, 1992 (effective date of registration) to June 30, 1992.
3Includes the Funds' share of the Portfolios' allocated expenses.
4For the six months ended December 31, 1995.
5Advisers  agreed in advance to waive a portion of its management fees and made payments of other expenses  incurred by the
Portfolios  during  the  periods  indicated,  and a portion of its  administrative  fees  except  for the six months  ended
December 31, 1995.  Had such action not been taken,  the Funds' ratios of expenses to average net assets would have been as follows:

                                         Ratio of expenses
                                            to average
                                            net assets3
                                            -----------
Franklin Institutional Adjustable
 U.S. Government Securities Fund:
  1992..................................        .49+
  1993..................................        .46
  1994..................................        .45
  1995..................................        .54
  19954.................................        .57+
Franklin Institutional Adjustable
 Rate Securities Fund:
  1992..................................        .69+
  1993..................................        .60
  1994..................................        .50
  1995..................................        .59
  19954.................................        .67+


ADJUSTABLE RATE SECURITIES PORTFOLIOS

Statement of Investments in Securities and Net Assets, December 31,1995 (unaudited)


    Face                                                                                                               Value
   Amount         U.S. Government Adjustable Rate Mortgage Portfolio                                                 (Note 1)
                     Adjustable Rate Mortgage Securities 97.2%


                  Federal Home Loan Mortgage Corp. (FHLMC)  23.8%
 $ 6,292,688      FHLMC, Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 7.125%, 11/01/16 ...................     $ 6,467,779
   2,544,742      FHLMC, Cap 11.939%, Margin 2.127% + CMT, Resets Annually, 7.810%, 07/01/20 ..................       2,613,806
   1,130,187      FHLMC, Cap 12.176%, Margin 2.015% + CMT, Resets Annually, 7.346%, 04/01/20 ..................       1,153,796
   4,236,999      FHLMC, Cap 12.177%, Margin 2.265% + CMT, Resets Annually, 7.480%, 07/01/20 ..................       4,365,210
     905,233      FHLMC, Cap 12.68%, Margin 2.195% + CMT, Resets Annually, 7.924%, 02/01/19 ...................         928,950
   2,706,950      FHLMC, Cap 12.723%, Margin 2.189% + CMT, Resets Annually, 7.962%, 04/01/19 ..................       2,804,102
   5,568,443      FHLMC, Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 7.930%, 07/01/18 ...................       5,728,312
     954,478      FHLMC, Cap 12.80%, Margin 2.05% + CMT, Resets Annually, 7.754%, 11/01/18 ....................         974,417
   8,511,210      FHLMC, Cap 12.806%, Margin 2.23% + CMT, Resets Annually, 7.853%, 04/01/18 ...................       8,819,399
   7,028,933      FHLMC, Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 7.668%, 9/01/19 ....................       7,244,875
   4,028,128      FHLMC, Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 7.407%, 12/01/16 ..................       4,142,795
   2,284,162      FHLMC, Cap 13.16%, Margin 2.115% + CMT, Resets Annually, 7.859%, 07/01/19 ...................       2,358,678
   3,740,574      FHLMC, Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 7.875%, 10/01/18 ..................       3,864,292
   1,631,679      FHLMC, Cap 13.269%, Margin 2.249% + CMT, Resets Annually, 7.919%, 05/01/19 ..................       1,692,802
     633,722      FHLMC, Cap 13.286%, Margin 2.164% + CMT, Resets Annually, 7.781%, 10/01/19 ..................         649,140
   2,738,751      FHLMC, Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 7.684%, 03/01/19 ..................       2,823,285
     865,657      FHLMC, Cap 13.302%, Margin 2.04% + CMT, Resets Annually, 7.516%, 04/01/18 ...................         891,341
   1,898,361      FHLMC, Cap 13.306%, Margin 2.057% + CMT, Resets Annually, 7.667%, 12/01/18 ..................       1,957,047
   2,837,013      FHLMC, Cap 13.36%, Margin 2.242% + CMT, Resets Annually, 8.154%, 07/01/20 ...................       2,945,926
   5,445,843      FHLMC, Cap 13.364%, Margin 2.225% + CMT, Resets Annually, 7.970%, 07/01/19 ..................       5,635,297
   5,769,335      FHLMC, Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 7.612%, 03/01/18 ..................       5,945,195
  11,038,048      FHLMC, Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 7.696%, 04/01/19 ....................      11,361,794
   8,794,333      FHLMC, Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 8.102%, 07/01/20 ...................       9,137,399
     731,431      FHLMC, Cap 13.77%, Margin 2.057% + CMT, Resets Annually, 7.681%, 02/01/19 ...................         739,849
   4,677,169      FHLMC, Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 8.099%, 11/01/19 ..................       4,852,375
  10,119,569      FHLMC, Cap 13.879%, Margin 2.089% + CMT, Resets Annually, 7.822%, 04/01/18 ..................      10,435,400
   2,952,955      FHLMC, Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 8.595%, 12/01/21 ............       3,065,404
   1,714,615      FHLMC, Cap 14.451%, Margin 2.00% + CMT, Resets Annually, 7.669%, 12/01/18 ...................       1,763,841
   4,235,746      FHLMC, Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 8.228%, 02/01/19 ...................       4,452,616
                                                                                                                ---------------
                        Total Federal Home Loan Mortgage Corp. (Cost $119,699,956) ............................     119,815,122
                                                                                                                ---------------
                  Federal National Mortgage Association (FNMA)  61.6%
   3,244,973      FNMA, Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Semi-Annually, 7.711%, 11/01/18 .......       3,368,541
  18,457,490      FNMA, Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 6.923%, 11/01/17 ....................      18,675,656
   5,736,027      FNMA, Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 7.749%, 03/01/19 .....................       5,925,832
  14,296,180      FNMA, Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Annually, 7.249%, 01/01/19 ..............      14,563,518
   4,538,193      FNMA, Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 6.901%, 01/01/19 ....................       4,580,489
  11,645,913      FNMA, Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 6.383%, 09/01/18 ....................      11,681,665
   4,820,475      FNMA, Cap 12.787%, Margin 1.25% + COFI, Resets Monthly, 7.486%, 01/01/19 ....................       4,906,086
   5,254,387      FNMA, Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 7.976%, 11/01/20 ....................       5,451,215
   7,587,888      FNMA, Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 7.443%, 05/01/19 ....................       7,846,409
   3,826,355      FNMA, Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 7.989%, 06/01/17 ........       3,998,388
   7,253,435      FNMA, Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 7.986%, 10/01/17 ..............       7,479,813
   8,727,029      FNMA, Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 7.205%, 07/01/17 ........       8,882,108
   2,466,891      FNMA, Cap 12.911%, Margin 2.00% + 6 Month DR, Resets Semi-Annually, 7.350%, 02/01/18 ........       2,492,991
  10,530,423      FNMA, Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 6.383%, 02/01/19 ....................      10,562,750
   4,731,609      FNMA, Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 7.893%, 12/01/19 ...................       4,903,928
   6,789,568      FNMA, Cap 13.005%, Margin 1.97% + 3CMT, Resets Every 3 Years, 8.119%, 11/01/17 ..............       7,041,732
   6,763,690      FNMA, Cap 13.01%, Margin 2.10% + CMT, Resets Monthly, 7.687%, 06/01/19 ......................       6,993,481
  11,074,247      FNMA, Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.879%, 02/01/20 .....................      11,160,182
   7,049,103      FNMA, Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 7.599%, 12/01/20 .........       7,183,105
   7,216,647      FNMA, Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 7.745%, 04/01/19 ...................       7,500,549
                  Federal National Mortgage Association (FNMA) (cont.)
 $ 7,600,449      FNMA, Cap 13.099%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 7.574%, 07/01/20 ........     $ 7,747,366
   5,481,152      FNMA, Cap 13.147%, Margin 1.895% + CMT, Resets Annually, 7.733%, 04/01/19 ...................       5,666,021
   3,814,836      FNMA, Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually, 7.887%, 11/01/26 .......       3,929,128
   3,898,836      FNMA, Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 7.874%, 06/01/19 ....................       4,026,601
   9,239,567      FNMA, Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 7.638%, 10/01/19 ....................       9,555,748
   8,467,343      FNMA, Cap 13.32%, Margin 1.25% + COFI, Resets Monthly, 7.425%, 04/01/03 .....................       8,533,049
  15,357,063      FNMA, Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 7.940%, 09/01/22 ...................      15,941,860
  14,753,252      FNMA, Cap 13.644%, Margin 2.011% + CMT, Resets Annually, 7.792%, 01/01/18 ...................      15,256,577
   7,535,910      FNMA, Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 7.979%, 03/01/21 ...................       7,828,911
  10,166,388      FNMA, Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 8.057%, 12/01/20 ...................      10,566,332
   4,630,623      FNMA, Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 7.802%, 03/01/19 ....................       4,812,791
   6,003,530      FNMA, Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.893%, 07/01/24 .........       5,965,767
   5,204,911      FNMA, Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 7.762%, 02/01/19 ....................       5,419,404
   3,917,505      FNMA, Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 7.774%, 12/01/18 ....................       4,049,655
   7,933,082      FNMA, Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 7.633%, 01/01/19 ...................       8,204,554
   2,289,613      FNMA, Cap 14.142%, Margin 2.118% + CMT, Resets Annually, 7.742%, 03/01/21 ...................       2,373,206
  14,357,534      FNMA, Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 8.052%, 05/01/21 ..............      14,836,930
   3,824,303      FNMA, Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 7.915%, 03/01/20 ....................       3,965,189
  10,538,537      FNMA, Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 7.634%, 01/01/16 ....................      10,755,420
   4,051,526      FNMA, Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 8.942%, 05/01/19 ...................       4,213,384
   2,090,369      FNMA, Cap 15.381%, Margin 2.168% + CMT, Resets Annually, 8.056%, 02/01/20 ...................       2,171,742
                                                                                                                ---------------
                        Total Federal National Mortgage Association (Cost $312,118,802) .......................     311,018,073
                                                                                                                ---------------
                  Government National Mortgage Association (GNMA)  11.8%
   8,996,493      GNMA, Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 6.00%, 01/20/24 ......................       9,093,205
   9,800,000      GNMA, Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 6.00%, 12/20/25 ......................       9,910,250
   5,597,071      GNMA, Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 7.00%, 08/20/24 ......................       5,741,923
   8,129,048      GNMA, Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 6.00%, 07/20/25 ......................       8,247,976
   2,757,431      GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 6.50%, 07/20/25 ......................       2,808,223
   7,056,987      GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 6.50%, 09/01/25 ......................       7,186,976
   9,657,898      GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 7.250%, 07/20/23 .....................       9,916,922
   6,597,561      GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 7.250%, 08/20/23 .....................       6,774,507
                                                                                                                ---------------
                        Total Government National Mortgage Association (Cost $59,873,384) .....................      59,679,982
                                                                                                                ---------------
                        Total Long Term Investments (Cost $491,692,142) .......................................     490,513,177
                                                                                                                ---------------
                  bReceivables from Repurchase Agreements  2.8%
  13,663,864      Joint Repurchase Agreement, 5.745%, 01/02/96, (Maturity Value $14,230,603) (Cost $14,221,525)
                   Bear Stearns & Co., Inc., (Maturity Value $2,165,898)
                    Collateral: U.S. Treasury Notes, 5.75% - 8.875%, 02/29/96 - 08/31/00
                    Daiwa Securities America, Inc., (Maturity Value $1,235,215)
                    Collateral: U.S. Treasury Bills, 08/22/96
                  U.S. Treasury Notes, 5.125% - 6.25%, 08/31/96 - 06/30/98
                   Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $2,165,898)
                    Collateral: U.S. Treasury Notes, 5.125% - 8.75%, 03/31/97 - 11/30/99
                   Fuji Securities, Inc., (Maturity Value $2,165,898)
                    Collateral: U.S. Treasury Notes, 7.50%, 12/31/96 - 10/31/99
                   Lehman Brothers, Inc., (Maturity Value $2,165,898)
                    Collateral: U.S. Treasury Notes, 5.75% - 8.75%, 09/30/97 - 09/30/00
                   SBC Capital Markets, Inc., (Maturity Value $2,165,898)
                    Collateral: U.S. Treasury Notes, 7.50%, 10/31/99
                   UBS Securities, Inc., (Maturity Value $2,165,898)
                    Collateral: U.S. Treasury Notes, 6.75% - 7.75%, 04/30/97 - 01/31/00 ........................   $ 14,221,525
                                                                                                                ---------------
                            Total Investments (Cost $505,913,667)  100.0% .....................................     504,734,702
                            Liabilities in Excess of Other Assets, Net ........................................         (45,546)
                                                                                                                ---------------
                            Net Assets  100.0% ................................................................    $504,689,156
                                                                                                                ===============


                  At December 31, 1995, the net unrealized depreciation based on the cost of investment for income tax purposes of $505,913,667 was as follows:
                    Aggregate gross unrealized appreciation for all investments in which there was an
                   excess of value over tax cost ..............................................................     $ 2,074,638
                    Aggregate gross unrealized depreciation for all investments in which there was an
                   excess of tax cost over value ..............................................................      (3,253,603)
                                                                                                                ---------------
                    Net unrealized depreciation ...............................................................  $   (1,178,965)
                                                                                                                ===============


3CMT    -  3 Year Constant Maturity Treasury Index
5CMT    -  5 Year Constant Maturity Treasury Index
CMT     -  1 Year Constant Maturity Treasury Index
COFI    -  Eleventh District Cost of Funds Index
DR      -  Discount Rate
NCI     -  National Median Cost of Funds Index
TB      -  Treasury Bill Rate


bFace amount for repurchase agreements is for the underlying collateral. See Note 1(f) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS

Statement of Investments in Securities and Net Assets, December 31,1995 (unaudited)


    Face                                                                                                                Value
   Amount       Adjustable Rate Securities Portfolio                                                                  (Note 1)
                  Adjustable Rate Mortgage Securities  90.4%

  $ 875,270     FNMA, Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 6.625%, 10/01/28 .........................      $ 878,780
    765,131     GNMA, Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 6.50%, 02/20/17..........................        780,395
  1,255,083     Homeowners Federal Savings, Cap 13.00%, Margin 1.75% + CMT, Resets Annually, 7.491%, 01/25/18 ..      1,278,616
  1,783,225     PHMS, Cap 10.88%, Margin 2.50% + CMT, Resets Annually, 8.152%, 01/25/23 ........................      1,818,889
  1,942,985     PHMS, Cap 11.67%, Margin 2.67% + CMT, Resets Annually, 8.739%, 07/25/22 ........................      1,980,023
  1,170,087     PHMS, Cap 12.02%, Margin 2.55% + CMT, Resets Annually, 8.105%, 03/25/22 ........................      1,187,638
  1,197,657     PHMS, Cap 12.625%, Margin -.125% + CMT, Resets Annually, 8.625%, 08/25/20 ......................      1,291,224
  2,394,748     RFC, Cap 11.46%, Margin 2.25% + CMT, Resets Annually, 7.982%, 11/25/22 .........................      2,435,159
  1,595,079     RTC, Cap 12.66%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 7.372%, 04/26/21 .............      1,562,430
  2,270,649     RTC, Cap 14.69%, Margin 1.55% + 3CMT, Resets Every 3 Years, 7.55%, 06/25/22 ....................      2,264,972
  1,563,192     RTC, Cap 16.48%, Margin NACR - 0.15%, Resets Annually, 7.588%, 07/25/20 ........................      1,532,173
  1,300,494     Ryland Mortgage Securities Corp., Cap 11.00%, Margin 1.00% + COFI, Resets Monthly, 6.116%,  04/25/21  1,300,291
  2,557,543     Salomon Brothers Mortgage Securities, Cap 14.00%, Margin 0.96% + NACR, Resets Annually, 8.239%,
                10/25/16  ......................................................................................      2,558,742
  1,112,884     Saxon Mortgage Securities Corporation, Cap 10.78%, Margin 2.78% + 6 Month LIBOR, Resets
                 Semi-Annually, 7.795%, 05/25/24 ...............................................................      1,142,793
                                                                                                                ---------------
                      Total Adjustable Rate Mortgage Securities (Cost $22,451,332) .............................     22,012,125
                                                                                                                ---------------
                Fixed Rate Mortgage Securities  5.3%
  1,314,244     Countrywide Mortgage-Backed Securities, Inc., Series 1994-I, Class A8, 6.25%, 07/25/09
                 (Cost $1,278,102)..............................................................................      1,294,951
                                                                                                                ---------------
                Other Adjustable Rate Securities  5.4%
  1,300,000     Advanta Credit Card Master Trust, Margin 0.16% + 1 Month LIBOR, Resets Monthly, 6.098%, 09/01/00
                 (Cost $1,301,523) .............................................................................      1,301,859
                                                                                                                ---------------
                Short Term Investments
                U.S Government Securities  4.1%
  1,000,000     U.S. Treasury Notes, 6.25%, 08/31/96 (Cost $1,005,938) .........................................      1,006,562
                                                                                                                ---------------
                      Total Investments before Repurchase Agreements (Cost $26,036,895) ........................     25,615,497
                                                                                                                ---------------
                bReceivables from Repurchase Agreements  1.7%
    395,752     Joint Repurchase Agreement, 5.745%, 01/02/96, (Maturity Value $412,036) (Cost $411,773)
                 Bear Stearns & Co., Inc., (Maturity Value $62,712)
                 Collateral: U.S. Treasury Notes, 5.75% - 8.875%, 02/29/96 - 08/31/00
                 Daiwa Securities America, Inc., (Maturity Value $35,764)
                 Collateral: U.S. Treasury Bills, 08/22/96
                U.S. Treasury Notes, 5.125% - 6.25%, 08/31/96 - 06/30/98
                 Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $62,712)
                 Collateral: U.S. Treasury Notes, 5.125% - 8.75%, 03/31/97 - 11/30/99
                 Fuji Securities, Inc., (Maturity Value $62,712)
                 Collateral: U.S. Treasury Notes, 7.50%, 12/31/96 - 10/31/99
                 Lehman Brothers, Inc., (Maturity Value $62,712)
                 Collateral: U.S. Treasury Notes, 5.75% - 8.75%, 09/30/97 - 09/30/00
                 SBC Capital Markets, Inc., (Maturity Value $62,712)
                 Collateral: U.S. Treasury Notes, 7.50%, 10/31/99
                 UBS Securities, Inc., (Maturity Value $62,712)
                 Collateral: U.S. Treasury Notes, 6.75% - 7.75%, 04/30/97 - 01/31/00 ...........................        411,773
                                                                                                                ---------------
                          Total Investments (Cost $26,448,668)  106.9% .........................................     26,027,270
                          Liabilities in Excess of Other Assets, Net  (6.9)% ...................................     (1,681,654)
                                                                                                                ---------------
                          Net Assets  100.0% ...................................................................    $24,345,616
                                                                                                                ===============


                At December 31, 1995, the net unrealized depreciation based on the cost of investments for income tax purposes of $26,448,668 was as follows:
                  Aggregate gross unrealized appreciation for all investments in which there was an
                 excess of value over tax cost .................................................................       $ 50,877
                  Aggregate gross unrealized depreciation for all investments in which there was an
                 excess of tax cost over value .................................................................       (472,275)
                                                                                                                ---------------
                  Net unrealized depreciation ..................................................................  $    (421,398)
                                                                                                                ===============

PORTFOLIO ABBREVIATIONS:
3CMT    - 3 Year Constant Maturity Treasury Index
CMT     - 1 Year Constant Maturity Treasury Index
COFI    - 11th District Cost of Funds Index
FNMA    - Federal National Mortgage Association
GNMA    - Government National Mortgage Association
LIBOR   - London Interbank Offered Rate
NACR    - National Average Contract Rate
NCI     - National Cost of Funds Index
PHMS    - Prudential Home Mortgage Securities
RFC     - Residential Finance Corp.
RTC     - Resolution Trust Corp.
TB      - Treasury Bill Rate


bFace  amount for  repurchase  agreements  is for the  underlying  collateral.  See Note 1(f)  regarding  joint  repurchase agreement.

The accompanying notes are an integral part of these financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS

Financial Statements

Statements of Assets and Liabilities
December 31, 1995 (unaudited)

                                  U.S. Government
                                    Adjustable     Adjustable
                                   Rate Mortgage Rate Securities
                                     Portfolio      Portfolio
                                    -----------     ---------
Assets:
 Investments in securities:
  At identified cost               $491,692,142   $26,036,895
                                    ===========     =========
  At value                          490,513,177    25,615,497
 Receivables from repurchase
 agreements, at value and cost       14,221,525       411,773
 Receivables:
  Interest                            3,757,529       194,040
  Investment securities sold          2,130,956         9,809
 Unamortized organization costs
 (Note 2)                                    --         2,379
                                    -----------     ---------
      Total assets                  510,623,187    26,233,498
                                    -----------     ---------
Liabilities:
 Payables:
  Capital shares repurchased          5,793,991     1,881,151
  Distributions payable to
 shareholders                             1,154            --
  Management fees                        88,284         2,773
  Professional fees                      23,423         1,333
 Accrued expenses and other
 liabilities                             27,179         2,625
                                    -----------     ---------
      Total liabilities               5,934,031     1,887,882
                                    -----------     ---------
Net assets, at value               $504,689,156   $24,345,616
                                    ===========     =========
Net assets consist of:
 Net unrealized depreciation on
 investments                       $ (1,178,965)   $ (421,398)
 Net realized loss from
 investments                       (137,480,469)   (2,692,167)
 Capital shares                         539,522        24,697
 Additional paid-in capital         642,809,068    27,434,484
                                    -----------     ---------
Net assets, at value               $504,689,156   $24,345,616
                                    ===========     =========
Shares outstanding                   53,952,221     2,469,679
                                    ===========     =========
Net asset value per share                 $9.35         $9.86
                                    ===========     =========


Statements of Operations
for the two months ended December 31, 1995 (unaudited)

                                  U.S. Government
                                     Adjustable    Adjustable
                                  Rate Mortgage  Rate Securities
                                      Portfolio     Portfolio
                                    -----------     ---------
Investment income:
 Interest (Note 1)                   $5,713,411      $296,182
                                    -----------     ---------
Expenses:
 Management fees (Note 6)               344,181        17,837
 Professional fees                       10,644           960
 Custodian fees                           7,723           422
 Rating service fees                      2,046         1,079
 Trustees' fees and expenses              1,292            41
 Reports to shareholders                    114           176
 Amortization of organization
 costs (Note 2)                              --           366
 Other                                    2,782           120
 Expenses waived by Manager
 (Note 6)                              (153,012)       (9,810)
                                    -----------     ---------
      Total expenses                    215,770        11,191
                                    -----------     ---------
       Net investment income          5,497,641       284,991
                                    -----------     ---------
 Realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss)              (79,183)       13,721
  Net unrealized appreciation         1,441,762       122,615
                                    -----------     ---------
 Net realized and unrealized gain
 on investments                       1,362,579       136,336
                                    -----------     ---------
 Net increase in net assets
 resulting from operations           $6,860,220      $421,327
                                    ===========     =========


The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS

Financial Statements (cont.)

Statements of Changes in Net Assets
for the eight months ended December 31, 1995 (unaudited) and the year ended October 31, 1994

                                                                              U.S. Government               Adjustable Rate
                                                                    Adjustable Rate Mortgage Portfolio   Securities Portfolio
                                                                          ----------------------         --------------------
                                                                        For the two       For the     For the two     For the
                                                                       months ended     year ended   months ended   year ended
                                                                         12/31/95        10/31/95      12/31/95      10/31/95
                                                                        ----------      -----------    ---------    ----------
Increase (decrease) in net assets:
 Operations:
  Net investment income..............................................   $ 5,497,641    $ 37,919,267     $ 284,991   $ 1,896,437
  Net realized gain (loss) from investments..........................       (79,183)     (7,672,691)       13,721      (602,782)
  Net unrealized appreciation on investments.........................     1,441,762      16,342,196       122,615       913,301
                                                                        ----------      -----------    ---------    ----------
      Net increase in net assets resulting from operations...........     6,860,220      46,588,772       421,327     2,206,956
Distributions to shareholders from net investment income ............    (5,497,641)    (37,919,267)     (284,991)   (1,896,437)
Decrease in net assets from capital share transactions (Note 4)......   (19,475,380)   (233,338,662)   (2,869,620)  (14,850,372)
                                                                        ----------      -----------    ---------    ----------
      Net decrease in net assets.....................................   (18,112,801)   (224,669,157)   (2,733,284)  (14,539,853)
Net assets (there is no undistributed net investment income at beginning or end of period):
  Beginning of period................................................   522,801,957     747,471,114    27,078,900    41,618,753
                                                                        ----------      -----------    ---------    ----------
  End of period......................................................  $504,689,156    $522,801,957   $24,345,616   $27,078,900
                                                                        ==========      ===========    =========    ==========


The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS

Notes to Financial Statements (unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is a no-load, open-end management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Trust has two diversified portfolios (the Portfolios) consisting of the U.S. Government Adjustable Rate Mortgage Portfolio (the Mortgage Portfolio) and Adjustable Rate Securities Portfolio (the Securities Portfolio). Each of the Portfolios issues a separate series of shares and maintains a totally separate and distinct investment portfolio. The shares of the Trust are issued in private placements and are thus exempt from registration under the Securities Act of 1933.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Portfolio securities listed on a securities exchange or on the NASDAQ for which market quotations are readily available are valued at the last sale price or, if there is no sale price, within the range of the most recent quoted bid and asked prices. Other securities are valued based on a variety of factors, including yield, risk, maturity, trade activity and recent developments related to the securities. Portfolio securities which are traded both in the over the counter market and on a securities exchange are valued according to the broadest and most representative market as determined by the manager. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Trustees (the Board). Securities for which market quotations are not available, are valued in accordance with procedures established by the Board.

b. Income Taxes:

The Portfolios intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Portfolios from income and excise taxes. Each Portfolio is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Net investment income includes income, calculated on an accrual basis, amortization of original issue and market discount or premium, if any, and estimated expenses which are accrued daily. The total available for distributions is computed daily.

Distributions are normally declared each day the New York Stock Exchange is open for business, equal to the total available for distributions (as defined above), and are payable to shareholders of record as of the close of business the preceding day. Such distributions are automatically reinvested monthly in additional shares of these Portfolios at net asset value.

Net realized capital losses may differ for financial statement and tax purposes primarily due to differing treatment of wash sale transactions.

e. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

f. Repurchase Agreements:

The Portfolios may enter into a joint repurchase agreement whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the joint repurchase agreement are allocated to the Portfolios based on their pro rata interest. A repurchase agreement is accounted for as a loan by the Portfolios to the seller, collateralized by underlying U.S. government securities, which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1995, all outstanding joint repurchase agreements held by the Portfolios had been entered into on December 29, 1995.

g. Securities Purchased on a When-Issued or Delayed Delivery Basis:

The Portfolios may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Portfolios will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. These securities, if any, are identified on the accompanying Statement of Investments in Securities and Net Assets. The Portfolios sets aside sufficient investment securities as collateral for these purchase commitments.


2. ORGANIZATION COSTS

The organization costs of the Securities Portfolio are amortized on a straight-line basis over a period of five years from December 26, 1991, the effective date of registration. In the event Franklin Resources, Inc. (Resources) (which was the sole shareholder prior to December 26, 1991) redeems its initial shares within the five-year period, the pro rata share of the then-unamortized deferred organization cost will be deducted from the redemption price paid to Resources. New investors purchasing shares of the Portfolio subsequent to that date bear such costs during the amortization period only as such charges are accrued daily against investment income.


3. CAPITAL LOSS CARRYOVERS

At October 31, 1995, for tax purposes, the Portfolios had accumulated capital loss carryovers as follows:

                                     U.S. Government
                                      Adjustable Rate   Adjustable Rate
                                    Mortgage Portfolio Securities Portfolio
                                         -----------       ------------
 Capital loss carryovers
  Expiring in: 2000.................    $ 45,446,278        $   57,701
               2001.................      17,175,340            50,908
               2002.................      67,102,060         1,987,888
               2003.................       7,677,608           609,391
                                         -----------       ------------
                                        $137,401,286        $2,705,888
                                         ===========       ============

For tax purposes, the aggregate cost of securities and net unrealized depreciation of the Portfolios are the same as for financial statement purposes at December 31, 1995.


4. TRUST SHARES

At December 31, 1995, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in each of the Portfolios' shares for the two months ended December 31, 1995 and the year ended October 31, 1995 were as follows:

                                                                           U.S. Government Adjustable       Adjustable Rate
                                                                             Rate Mortgage Portfolio     Securities Portfolio
                                                                              ---------------------       -------------------
                                                                             Shares        Amount        Shares       Amount
                                                                            ---------    -----------    --------    ----------
Two months ended December 31, 1995
 Shares sold............................................................    1,392,125    $ 13,008,065     114,508   $ 1,125,124
 Shares issued in reinvestment of distributions.........................      589,238       5,515,316      26,528       261,213
 Shares redeemed........................................................   (4,064,786)    (37,998,761)   (432,328)   (4,255,957)
                                                                            ---------    -----------    --------    ----------
 Net decrease...........................................................   (2,083,423) $  (19,475,380)   (291,292)$  (2,869,620)
                                                                            =========    ===========    ========    ==========
Year ended October 31, 1995
 Shares sold............................................................    8,454,626    $ 78,435,001   1,241,431   $12,019,117
 Shares issued in reinvestment of distributions.........................    4,106,743      37,916,533     196,161     1,906,803
 Shares redeemed........................................................  (37,893,534)   (349,690,196) (2,973,631)  (28,776,292)
                                                                            ---------    -----------    --------    ----------
 Net decrease...........................................................  (25,332,165)  $(233,338,662) (1,536,039) $(14,850,372)
                                                                            =========    ===========    ========    ==========

5. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and sales of securities (excluding purchases and sales of short-term securities) for the two months ended December 31, 1995, were as follows:

                                                                                               U.S. Government
                                                                                                Adjustable Rate  Adjustable Rate
                                                                                              Mortgage PortfolioSecurities Portfolio
                                                                                                  -----------     ------------
Purchases.....................................................................................       $9,839,813       $2,150,816
                                                                                                  ===========     ============
Sales.........................................................................................      $25,581,873       $2,920,648
                                                                                                  ===========     ============


6. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Under the terms of the management agreement with the Mortgage Portfolio and the Securities Portfolio, Franklin Advisers, Inc. (Advisers) provides investment advice, administrative services, office space, and facilities to each Portfolio and receives fees computed monthly based on the average daily net assets at an annualized rate of 0.40 of 1% for the first $5 billion of net assets, 0.35 of 1% of net assets in excess of $5 billion up to and including $10 billion, 0.33 of 1% of the net assets in excess of $10 billion up to and including $15 billion, and 0.30 of 1% of net assets in excess of $15 billion. For the two months ended December 31, 1995, Advisers agreed in advance to waive $153,012 and $9,810 of the management fees for the Mortgage Portfolio and Securities Portfolio, respectively.

As of December 31, 1995, 52,604,560 shares of the Mortgage Portfolio were owned by the Franklin Adjustable U.S. Government Securities Fund and 1,347,661 shares were owned by the Franklin Institutional Adjustable U.S. Government Securities Fund. This represents 98% and 2%, respectively, of the outstanding shares of the Mortgage Portfolio.

As of December 31, 1995, 1,580,523 shares of the Securities Portfolio were owned by the Franklin Adjustable Rate Securities Fund and 887,803 shares were owned by the Franklin Institutional Adjustable Securities Fund. This represents 64% and 36%, respectively, of the outstanding shares of the Securities Portfolio. The remaining 1,353 shares of the Securities Portfolio were owned by Resources.

Certain officers and trustees of the Trust are also officers and/or directors of Advisers, which is a wholly-owned subsidiary of Resources, and of the Franklin Adjustable U.S. Government Securities Fund and the Franklin Adjustable Rate Securities Fund.


7. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period by Portfolio are as follows:

                          Per Share Operating Performance                                        Ratios/Supplemental Data
              -------------------------------------------------------                            -------------------------

                                      Total    Distri-    Distri-                               Net    Ratio of Ratio of Net
       Net Asset  Net    Net Realized From     butions    butions                              Assets  Expenses Investment
Period  Value at  Invest-& Unrealized Invest-  From Net   From    Total   Net Asset           At End   to AverageIncome to Portfolio
Ended  Beginning  ment   Gain (Loss)  ment     Investment Capital Distri- Value at End  Total of Period Net      Average    Turnover
Oct.31,of Period Income on SecuritiesOperationsIncome     Gains   butions of Period    Return+(in 000's)Assets++ Net Assets  Rate

U.S. Government Adjustable Rate Mortgage Portfolio
19921   $10.00    $.493   $ .013   $ .506    $(.493)   $(.003)   $(.496)   $10.01   5.13%  $4,315,658   .31%*   7.25%*   48.96%
19933    10.01    .544     (.100)    .444     (.544)     --       (.544)     9.91   4.53    4,201,411   .30     5.49     66.44
19934     9.91    .313     (.090)    .223     (.313)     --       (.313)     9.82   2.28    2,130,229   .27*    4.15*    76.55
1994      9.82    .415     (.630)   (.215)    (.415)     --       (.415)     9.19  (2.22)     747,471   .02     4.01     56.43
1995      9.19    .572      .140     .712     (.572)     --       (.572)     9.33   7.99      522,802   .18     6.17     20.16
19955     9.33    .100      .020     .120     (.100)     --       (.100)     9.35   1.29      504,689   .25*    6.39*     1.98

Adjustable Rate Securities Portfolio
19922    10.00     --       --        --       --        --        --       10.00    --        --        --       --       --
19933    10.00    .599      .020     .619     (.599)     --       (.599)    10.02   6.36       44,656    --     5.80     88.92
19934    10.02    .368      .010     .378     (.368)     --       (.368)    10.03   3.83      124,309   .11*    4.76*   158.70
1994     10.03    .469     (.340)    .129     (.469)     --       (.469)     9.69   1.32       41,619   .25     4.55    192.06
1995      9.69    .625      .120     .745     (.625)     --       (.625)     9.81   7.94       27,079   .25     6.36     50.29
19955     9.81    .096      .050     .146     (.096)     --       (.096)     9.86   1.49       24,346   .25*    6.37*    11.04
*Annualized.
1For the period May 20, 1991 (effective date) to January 31, 1992.
2For the period December 26, 1991 (effective date) to January 31, 1992.
3For the year ended January 31,1993.
4For the nine months ended October 31,1993.
5For the two months ended December 31,1995.
+Total return measures the change in value of an investment over the periods  indicated.  It is not annualized.  It assumes reinvestment of dividends and capital gains, if any, at net asset value.
++During  the  periods  indicated  below,  Advisers  agreed in advance to waive a portion of its  management  fees and made payments of other expenses  incurred by the Portfolios.  Had such action not been taken,  the ratios of expenses to average net assets would have been as follows:

                                                      Ratio of
                                                      expenses
                                                     to average
                                                     net assets
                                                       ------
U.S. Government Adjustable Rate Mortgage Portfolio
19921................................................   .41%*
19933................................................   .42
19934................................................   .41*
1994.................................................   .42
1995.................................................   .43
19955................................................   .43*

                                                      Ratio of
                                                      expenses
                                                     to average
                                                     net assets
                                                       ------
Adjustable Rate Securities Portfolio
19922................................................   --%
19933................................................   .64
19934................................................   .47*
1994.................................................   .43
1995.................................................   .47
19955................................................   .47*



IFT Adjustable Rate Funds

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie chart format the fund's securities breakdown by issuing agency as a percentage of the fund's total net assets.

Portfolio Composition on 12/31/95
FNMA                                                                   61.0%
FHLMC                                                                  24.0%
GNMA                                                                   12.0%
Cash & Equivalents                                                      3.0%
